Net Revenue - Disaggregated Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 7,392	$ 8,108	$ 6,585
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	471	445	357
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,921	7,663	6,228
Wafer fabrication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,820	7,627	6,204
Engineering and other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 572	$ 481	$ 381